Investments (Marketable Equity and Debt Securities and Cash Equivalents (Classified as Available-for-sale) and Cost Method Investments in Decommissioning Trust Funds) (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Investment Holdings [Line Items]
Net assets related to pending sales and purchases of securities	$ 5	$ 9
Fair value of securities in an unrealized loss position	565	576
Virginia Electric and Power Company
Investment Holdings [Line Items]
Net assets related to pending sales and purchases of securities	6	7
Fair value of securities in an unrealized loss position	$ 234	$ 287